Note 15 - Stockholder's Equity (Details) - USD ($)			12 Months Ended
	Sep. 28, 2018	Sep. 15, 2018	Dec. 31, 2018	Dec. 31, 2017
Note 15 - Stockholder's Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)			$ 29,320
Stock Issued During Period, Shares, Issued for Services			369,599
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 10,000	$ 10,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			1,350,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)			$ 27,000
Stock Issued During Period, Value, New Issues (in Dollars)			288,947	$ 242,346
Preferred Stock, Conversion Basis		The holders of the Preferred are also entitled to an additional 300,000,000 common shares upon conversion of the Preferred Stock.
Commission and Expense Reimbursement [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Payments of Stock Issuance Costs (in Dollars)			293,720
All Debt Conversions for Year [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Payments of Stock Issuance Costs (in Dollars)			$ 39,176
Debt Conversion, Converted Instrument, Shares Issued			16,767,650
Debt Conversion, Original Debt, Amount (in Dollars)			$ 256,742
Convertible Preferred Stock [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		15,000,000
Stock Issued During Period, Value, New Issues (in Dollars)	$ 30,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001
Preferred Stock, Voting Rights		each with has 20 votes for each Preferred share held by them of record
Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		12,000,000
Convertible Preferred Stock [Member] | Director [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		2,000,000
Series B Preferred Stock [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars)		$ 15,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001	$ 0.001
Series B Preferred Stock [Member] | Officer and Director [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		30,000,000
Non-US Investors [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			6,162,119
Proceeds from Issuance or Sale of Equity (in Dollars)			$ 583,536
Payments of Stock Issuance Costs (in Dollars)				$ 417,217
Proceeds from the Sale of Equity, Net (in Dollars)			250,641
Non-US Investors [Member] | Commission and Expense Reimbursement [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Payments of Stock Issuance Costs (in Dollars)			$ 293,720
Delivered to Consultant [Member] | Series B Preferred Stock [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		30,000,000
Delivered to Each Consultant [Member] | Convertible Preferred Stock [Member]
Note 15 - Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		8,000,000